Intangible Assets/Liabilities - Charter Agreements	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets/Liabilities - Charter Agreements
6.	Intangible Assets/Liabilities – Charter Agreements

Intangible Liabilities – Charter Agreements as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Opening balance	$6,470	$8,470
Amortization in the period	(2,008)	(2,000)
Closing balance	$4,462	$6,470

Intangible liabilities relate to management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities, which are related to five vessels as at December 31, 2020, are being amortized over the remaining term of the relevant charter, giving rise to an increase in time charter revenue.

Intangible Assets – Charter Agreements as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Opening balance	$1,467	$5,400
Amortization in the period	(1,467)	(3,933)
Closing balance	$—	$1,467

Intangible assets were derived from the management’s estimate of the fair value of above-market charters. These intangible assets, were being amortized over the remaining term of the relevant charter, giving rise to a reduction in time charter revenue. The unamortized balance of the intangible assets recognized following the Poseidon Transaction (Note 1) as of December 31, 2019, was fully amortized during the second quarter of 2020.